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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:         February 28, 2015

Date of reporting period:       May 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2014 (Unaudited)

COMMON STOCKS - 85.9%	Shares	Value
Consumer Discretionary - 2.0%
Auto Components - 0.0% (a)
Superior Industries International, Inc.	1,690	$33,631

Hotels, Restaurants & Leisure - 0.5%
International Game Technology	54,635	685,669

Household Durables - 0.9%
UCP, Inc. - Class A *	89,955	1,191,004

Media - 0.6%
Comcast Corporation - Class A Special	12,900	668,736
Reading International, Inc. - Class A *	12,000	105,720
		774,456
Multiline Retail - 0.0% (a)
Target Corporation	1,190	67,545

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Tesco plc - ADR	9,710	148,369

Energy - 16.3%
Energy Equipment & Services - 10.7%
Dawson Geophysical Company	39,180	1,027,691
Diamond Offshore Drilling, Inc.	27,015	1,379,386
Era Group, Inc. *	45,950	1,342,659
Halliburton Company	32,935	2,128,918
Key Energy Services, Inc. *	223,800	1,801,590
McDermott International, Inc. *	385,825	2,801,090
Pacific Drilling S.A. *	7,130	72,298
Tidewater, Inc.	45,810	2,387,617
Unit Corporation *	25,740	1,635,005
		14,576,254
Oil, Gas & Consumable Fuels - 5.6%
Apache Corporation	17,530	1,634,146
Atwood Oceanics, Inc. *	26,085	1,287,295
Ensco plc - Class A	27,400	1,442,884
Exxon Mobil Corporation	14,085	1,415,965
Hallador Energy Company	9,724	91,989
Total S.A. - ADR	26,255	1,823,410
		7,695,689
Financials - 15.5%
Banks - 3.7%
Old National Bancorp	4,590	62,102
Trustmark Corporation	2,005	46,416
Wells Fargo & Company	96,377	4,894,024
		5,002,542
Capital Markets - 1.6%
Charles Schwab Corporation (The)	1,000	25,210
Walter Investment Management Corporation *	72,980	2,109,852
		2,135,062

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.9% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Diversified Financial Services - 0.9%
PICO Holdings, Inc. *	53,585	$1,242,636

Insurance - 8.4%
Berkshire Hathaway, Inc. - Class B *	38,190	4,901,305
Enstar Group, Ltd. *	8,666	1,221,039
Fidelity National Financial, Inc. - Class A	37,800	1,260,252
Loews Corporation	28,645	1,235,459
Markel Corporation *	4,526	2,897,636
		11,515,691
Real Estate Management & Development - 0.0% (a)
InterGroup Corporation (The) *	1,881	35,739

Thrifts & Mortgage Finance - 0.9%
Nationstar Mortgage Holdings, Inc. *	2,100	73,416
Ocwen Financial Corporation *	33,180	1,163,623
		1,237,039
Health Care - 0.6%
Health Care Providers & Services - 0.0% (a)
InfuSystem Holdings, Inc. *	10,279	28,781
VCA Antech, Inc. *	200	6,730
		35,511
Life Sciences Tools & Services - 0.6%
Harvard Bioscience, Inc. *	201,625	830,695

Industrials - 21.6%
Aerospace & Defense - 0.4%
Innovative Solutions & Support, Inc. *	86,956	581,736

Building Products - 1.7%
Insteel Industries, Inc.	117,360	2,303,777
Masonite International Corporation *	400	21,068
		2,324,845
Construction & Engineering - 11.3%
Granite Construction, Inc.	40,670	1,444,598
Great Lakes Dredge & Dock Corporation *	120,545	918,553
Jacobs Engineering Group, Inc. *	88,565	4,877,275
Layne Christensen Company *	248,325	3,759,640
Orion Marine Group, Inc. *	388,115	4,389,581
		15,389,647
Electrical Equipment - 2.4%
Emerson Electric Company	17,615	1,175,449
Encore Wire Corporation	10,170	494,262
Powell Industries, Inc.	25,120	1,553,169
		3,222,880
Machinery - 1.5%
Astec Industries, Inc.	30,409	1,213,623
Dynamic Materials Corporation	8,685	189,159
Lydall, Inc. *	15,907	438,874
Omega Flex, Inc.	8,715	171,947
PMFG, Inc. *	8,083	40,900
		2,054,503

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.9% (Continued)	Shares	Value
Industrials - 21.6% (Continued)
Marine - 0.8%
Kirby Corporation *	50	$5,527
Matson, Inc.	43,845	1,077,272
		1,082,799
Professional Services - 1.0%
CDI Corporation	84,861	1,182,114
CTPartners Executive Search, Inc. *	13,160	126,994
		1,309,108
Trading Companies & Distributors - 2.5%
Essex Rental Corporation *	216,211	557,824
Houston Wire & Cable Company	104,395	1,237,081
Lawson Products, Inc. *	95,060	1,558,984
Signature Group Holdings, Inc. *	3,395	35,987
Transcat, Inc. *	7,671	72,491
		3,462,367
Information Technology - 12.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.	114,665	2,823,052
QUALCOMM, Inc.	1,150	92,518
		2,915,570
Electronic Equipment, Instruments & Components - 7.8%
Corning, Inc.	181,735	3,870,956
CUI Global, Inc *	101,990	846,517
Dolby Laboratories, Inc. - Class A *	300	12,462
Maxwell Technologies, Inc. *	218,365	3,790,816
Vishay Precision Group, Inc. *	132,265	2,138,725
		10,659,476
Internet Software & Services - 0.0% (a)
EarthLink Holdings Corporation	9,500	34,580

IT Services - 0.0% (a)
International Business Machines Corporation	260	47,934

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corporation	78,075	2,133,009
Rubicon Technology, Inc. *	7,500	63,675
		2,196,684
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	80	50,640
Avid Technology, Inc. *	10,720	79,971
EMC Corporation	3,310	87,914
Hutchinson Technology, Inc. *	221,295	462,506
		681,031
Materials - 16.7%
Chemicals - 0.0% (a)
Olin Corporation	935	25,479

Metals & Mining - 16.7%
Agnico Eagle Mines Ltd.	45,920	1,388,621
Alcoa, Inc.	94,040	1,279,884
Allied Nevada Gold Corporation *	660	1,822
Anglo American plc - ADR	4,910	59,902

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 85.9% (Continued)	Shares	Value
Materials - 16.7% (Continued)
Metals & Mining - 16.7% (Continued)
AngloGold Ashanti Ltd. - ADR	3,125	$49,344
Asanko Gold, Inc. *	404,820	769,158
Banro Corporation *	541,380	223,211
Compania de Minas Buenaventura S.A. - ADR	106,545	1,138,966
Comstock Mining, Inc. *	1,453,230	2,470,491
Eldorado Gold Corporation	180,360	1,037,070
Gold Fields Ltd. - ADR	113,540	401,932
Gold Resource Corporation	14,220	62,284
Hecla Mining Company	224,305	621,325
IAMGOLD Corporation	183,460	559,553
Kinross Gold Corporation *	279,835	1,057,776
Major Drilling Group International, Inc.	100	767
Molycorp, Inc. *	68,435	189,565
Newmont Mining Corporation	85,430	1,955,493
POSCO - ADR	43,265	3,062,729
Randgold Resources Ltd. - ADR	25,925	1,916,635
Rio Alto Mining Ltd. *	356,545	606,126
Seabridge Gold, Inc. *	88,295	618,065
Synalloy Corporation	11,211	175,676
Timmins Gold Corporation *	737,840	922,300
Yamana Gold, Inc.	306,500	2,255,840
		22,824,535
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	710	25,184
Cogent Communications Group, Inc.	29,305	1,074,614
		1,099,798
Utilities - 0.2%
Electric Utilities - 0.2%
Exelon Corporation	5,220	192,253

Total Common Stocks (Cost $96,162,208)		$117,312,757

PREFERRED STOCKS - 0.4%	Shares	Value
SpendSmart Payments Company (The) - Series C * (b) (Cost $406,575)	135,525	$482,469

CLOSED-END FUNDS - 0.5%	Shares	Value
ASA Gold and Precious Metals Ltd. (Cost $621,395)	51,310	$669,082

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
Market Vectors® Junior Gold Miners ETF * (Cost $1,289,328)	41,850	$1,427,503

WARRANTS - 0.2%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$329,719

CM Advisors Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 12.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $16,371,123)	16,371,123	$16,371,123

Total Investments at Value - 100.0% (Cost $114,980,759)		$136,592,653

Liabilities in Excess of Other Assets - (0.0%) (a)		(18,225)

Net Assets - 100.0%		$136,574,428

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $482,469 at May 31, 2014, representing 0.4% of net assets (Note 1).
(c)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2014 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 1.1%
International Game Technology	11,405	$143,133

Household Durables - 1.8%
UCP, Inc. - Class A *	17,755	235,076

Media - 1.1%
Reading International, Inc. - Class A *	16,695	147,083

Energy - 17.4%
Energy Equipment & Services - 13.6%
Dawson Geophysical Company	6,325	165,905
Era Group, Inc. *	10,705	312,800
Key Energy Services, Inc. *	42,000	338,100
McDermott International, Inc. *	48,085	349,097
Natural Gas Services Group, Inc. *	3,220	96,729
Pacific Drilling S.A. *	12,275	124,468
Tidewater, Inc.	4,155	216,559
Unit Corporation *	3,005	190,878
		1,794,536
Oil, Gas & Consumable Fuels - 3.8%
Atwood Oceanics, Inc. *	4,150	204,802
Hallador Energy Company	31,310	296,193
		500,995
Financials - 7.8%
Banks - 1.9%
Old National Bancorp	12,315	166,622
Trustmark Corporation	3,680	85,192
		251,814
Capital Markets - 1.0%
Walter Investment Management Corporation *	4,685	135,443

Diversified Financial Services - 1.5%
PICO Holdings, Inc. *	8,645	200,478

Insurance - 2.5%
Enstar Group, Ltd. *	2,360	332,524

Real Estate Management & Development - 0.9%
InterGroup Corporation (The) *	5,811	110,409

Health Care - 1.2%
Health Care Providers & Services - 0.6%
InfuSystem Holdings, Inc. *	26,335	73,738

Life Sciences Tools & Services - 0.6%
Harvard Bioscience, Inc. *	20,150	83,018

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.4% (Continued)	Shares	Value
Industrials - 33.5%
Aerospace & Defense - 2.1%
Innovative Solutions & Support, Inc. *	40,650	$271,948

Building Products - 2.1%
Insteel Industries, Inc.	13,784	270,580

Construction & Engineering - 8.7%
Granite Construction, Inc.	4,170	148,118
Great Lakes Dredge & Dock Corporation *	34,075	259,652
Layne Christensen Company *	21,965	332,550
Orion Marine Group, Inc. *	35,748	404,310
		1,144,630
Electrical Equipment - 3.8%
Encore Wire Corporation	3,294	160,088
Powell Industries, Inc.	5,400	333,882
		493,970
Machinery - 6.6%
Astec Industries, Inc.	8,465	337,838
Dynamic Materials Corporation	16,470	358,716
Lydall, Inc. *	2,364	65,223
Omega Flex, Inc.	5,400	106,542
		868,319
Marine - 1.5%
Matson, Inc.	8,215	201,843

Professional Services - 2.2%
CDI Corporation	3,576	49,814
CTPartners Executive Search, Inc. *	24,860	239,899
		289,713
Trading Companies & Distributors - 6.5%
Essex Rental Corporation *	33,362	86,074
Houston Wire & Cable Company	23,160	274,446
Lawson Products, Inc. *	18,755	307,582
Signature Group Holdings, Inc. *	5,825	61,745
Transcat, Inc. *	13,544	127,991
		857,838
Information Technology - 7.4%
Electronic Equipment, Instruments & Components - 5.1%
CUI Global, Inc *	9,705	80,552
Maxwell Technologies, Inc. *	23,318	404,800
Vishay Precision Group, Inc. *	11,680	188,866
		674,218
Semiconductors & Semiconductor Equipment - 0.5%
Rubicon Technology, Inc. *	7,850	66,646

Technology Hardware, Storage & Peripherals - 1.8%
Avid Technology, Inc. *	30,800	229,768
Hutchinson Technology, Inc. *	2,069	4,324
		234,092

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.4% (Continued)	Shares	Value
Materials - 14.3%
Chemicals - 0.7%
Olin Corporation	3,200	$87,200

Metals & Mining - 13.6%
Agnico Eagle Mines Ltd.	2,360	71,366
Allied Nevada Gold Corporation *	1,135	3,133
AngloGold Ashanti Ltd. - ADR *	5,375	84,871
Asanko Gold, Inc. *	74,740	142,006
Banro Corporation *	53,920	22,231
Compania de Minas Buenaventura S.A. - ADR	10,310	110,214
Comstock Mining, Inc. *	110,810	188,377
Gold Fields Ltd. - ADR	19,905	70,464
Gold Resource Corporation	24,940	109,237
Hecla Mining Company	59,005	163,444
IAMGOLD Corporation	17,810	54,320
Kinross Gold Corporation *	14,380	54,356
Molycorp, Inc. *	15,000	41,550
Randgold Resources Ltd. - ADR	1,015	75,039
Rio Alto Mining Ltd. *	56,025	95,243
Seabridge Gold, Inc. *	8,300	58,100
Synalloy Corporation	20,179	316,205
Timmins Gold Corporation *	104,090	130,113
		1,790,269
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc.	2,850	104,509

Total Common Stocks (Cost $9,476,114)		$11,364,022

PREFERRED STOCKS - 0.4%	Shares	Value
SpendSmart Payments Company (The) - Series C * (a) (Cost $43,425)	14,475	$51,531

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
Market Vectors® Junior Gold Miners ETF * (Cost $125,089)	4,060	$138,487

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 13.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $1,815,861)	1,815,861	$1,815,861

Total Investments at Value - 101.7% (Cost $11,460,489)		$13,369,901

Liabilities in Excess of Other Assets - (1.7%)		(224,772)

Net Assets - 100.0%		$13,145,129

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $51, 531 at May 31, 2014, representing 0.4% of net assets (Note 1).
(b)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2014 (Unaudited)

CORPORATE BONDS - 34.3%	Par Value	Value
Consumer Discretionary - 5.9%
Auto Components - 0.9%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,076,884

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	456,438
Starbucks Corporation, 6.25%, due 08/15/17	300,000	346,068
		802,506
Household Durables - 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	538,750
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	211,441
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	155,250
		905,441
Media - 2.7%
Comcast Corporation,
5.90%, due 03/15/16	914,000	1,000,378
6.30%, due 11/15/17	200,000	233,472
5.70%, due 05/15/18	400,000	461,868
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,066,572
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	222,830
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	421,487
		3,406,607
Multiline Retail - 0.5%
Kohl's Corporation, 6.25%, due 12/15/17	500,000	580,289

Specialty Retail - 0.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	651,046

Consumer Staples - 2.0%
Beverages - 1.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	879,055
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	339,447
		1,218,502
Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	348,413

Personal Products - 0.7%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	937,221

Energy - 3.8%
Energy Equipment & Services - 2.3%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,119,161
Transocean, Inc., 7.375%, due 04/15/18	855,000	993,954
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	421,106
6.00%, due 03/15/18	300,000	343,388
		2,877,609
Oil, Gas & Consumable Fuels - 1.5%
Peabody Energy Corporation, 7.375%, due 11/01/16	882,000	976,815

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Energy - 3.8% (Continued)
Oil, Gas & Consumable Fuels - 1.5% (Continued)
Valero Energy Corporation,
4.50%, due 02/01/15	$195,000	$200,279
6.125%, due 06/15/17	570,000	651,324
		1,828,418
Financials - 1.4%
Banks - 0.4%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	569,198

Consumer Finance - 1.0%
American Express Company,
7.00%, due 03/19/18	800,000	955,443
8.125%, due 05/20/19	200,000	255,325
		1,210,768
Health Care - 2.1%
Health Care Providers & Services - 1.6%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	800,000	1,083,340
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	924,070
		2,007,410
Pharmaceuticals - 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	654,480

Industrials - 9.4%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	228,200

Building Products - 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	330,000
5.85%, due 03/15/17	400,000	441,000
		771,000
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc., 5.75%, due 09/15/17	31,000	34,896
Waste Management, Inc., 6.375%, due 03/11/15	978,000	1,022,388
		1,057,284
Communications Equipment - 0.8%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,037,203

Containers & Packaging - 0.8%
Bemis Company, Inc., 5.65%, due 08/01/14	1,022,000	1,030,664

Electrical Equipment - 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	195,827
Emerson Electric Company, 5.25%, due 10/15/18	570,000	656,116
		851,943

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Industrials - 9.4% (Continued)
Industrial - 1.5%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	$1,705,000	$1,785,988

Machinery - 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	130,554
Harsco Corporation, 2.70%, due 10/15/15	885,000	892,788
		1,023,342
Road & Rail - 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	975,305
CSX Corporation, 6.25%, due 03/15/18	500,000	584,801
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,022,199
Ryder System, Inc., 3.15%, due 03/02/15	454,000	463,036
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	232,824
		3,278,165
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	655,914

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	556,770
Corning, Inc., 7.25%, due 08/15/36	500,000	632,961
		1,189,731
IT Services - 0.9%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	523,878
Western Union Company (The), 5.93%, due 10/01/16	600,000	661,541
		1,185,419
Software - 0.8%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,061,746

Materials - 6.5%
Chemicals - 1.1%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	788,021
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	557,523
		1,345,544
Construction Materials - 0.5%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	591,250

Metals & Mining - 4.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	882,921
5.87%, due 02/23/22	1,200,000	1,301,460
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	443,534
ArcelorMittal, 5.00%(a), due 02/25/17	960,000	1,015,200
Commercial Metals Company,
6.50%, due 07/15/17	420,000	466,463
7.35%, due 08/15/18	230,000	262,200
Nucor Corporation, 5.85%, due 06/01/18	300,000	346,003
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	392,876

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Materials - 6.5% (Continued)
Metals & Mining - 4.9% (Continued)
Southern Copper Corporation, 6.375%, due 07/27/15	$972,000	$1,028,765
		6,139,422
Utilities - 0.5%
Multi-Utilities - 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	657,747

Total Corporate Bonds (Cost $39,237,316)		$42,965,354

U.S. GOVERNMENT OBLIGATIONS - 60.4%	Par Value	Value
U.S. Treasury Bills (b) - 20.8%
0.030%, due 07/10/14	$8,000,000	$7,999,744
0.065%, due 08/21/14	10,000,000	9,999,280
0.045%, due 11/06/14	8,000,000	7,998,608
		25,997,632
U.S. Treasury Notes - 39.6%
2.500%, due 04/30/15	10,000,000	10,217,970
0.375%, due 01/15/16	5,000,000	5,010,350
4.625%, due 02/15/17	5,000,000	5,532,420
0.750%, due 12/31/17	10,000,000	9,893,750
2.000%, due 07/31/20	6,000,000	6,056,250
2.375%, due 12/31/20	6,250,000	6,414,062
2.750%, due 11/15/23	6,250,000	6,435,550
		49,560,352

Total U.S. Government Obligations (Cost $74,990,783)		$75,557,984

MONEY MARKET FUNDS - 4.7%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $5,869,863)	5,869,863	$5,869,863

Total Investments at Value - 99.4% (Cost $120,097,962)		$124,393,201

Other Assets in Excess of Liabilities - 0.6%		770,709

Net Assets - 100.0%		$125,163,910

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2014.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2014 (Unaudited)

1.	SECURITIES Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund, CM Advisors Fixed Income Fund and CM Advisors Defensive Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). The CM Defensive Fund began operations on May 29, 2014 and did not hold any securities as of May 31, 2014. Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
CM Advisors Fund:

Common Stocks	$117,312,757	$-	$-	$117,312,757
Preferred Stocks	-	-	482,469	482,469
Closed-End Funds	669,082	-	-	669,082
Exchange-Traded Funds	1,427,503	-	-	1,427,503
Warrants	329,719	-	-	329,719
Money Market Funds	16,371,123	-	-	16,371,123
Total	$136,110,184	$-	$482,469	$136,592,653

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

	Level 1	Level 2	Level 3	Total
CM Advisors Small Cap Value Fund:

Common Stocks	$11,364,022	$-	$-	$11,364,022
Preferred Stocks	-	-	51,531	51,531
Exchange-Traded Funds	138,487		-	138,487
Money Market Funds	1,815,861	-	-	1,815,861
Total	$13,318,370	$-	$51,531	$13,369,901

CM Advisors Fixed Income Fund:

Corporate Bonds	$-	$42,965,354	$-	$42,965,354
U.S. Government Obligations	-	75,557,984	-	75,557,984
Money Market Funds	5,869,863	-	-	5,869,863
Total	$5,869,863	$118,523,338	$-	$124,393,201

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of May 31, 2014, the Funds did not have any transfers in and out of any Level. CM Advisors Fixed Income Fund and CM Advisors Defensive Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  None of the Funds held any derivative instruments as of May 31, 2014.

The following table is a reconciliation of Level 3 investments held in CM Advisors Fund and CM Advisors Small Cap Value Fund for which significant unobservable inputs were used to determine fair value as of May 31, 2014:

	CM Advisors Fund	CM Advisors Small Cap Value Fund
Balance as of February 28, 2014	$-	$-
Purchases	406,575	43,425
Unrealized appreciation	75,894	8,106
Balance as of May 31, 2014	$482,469	$51,531

The total amount of unrealized appreciation on Level 3 investments was $75,894 and $8,106 for CM Advisors Fund and CM Advisors Small Cap Value Fund, respectively, at May 31, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

		Fair Value at 5/31/2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
CM Advisors Fund	Preferred Stocks	$482,469	Discount from Common Stock/Broker Quotes	Discount Percentage	9.5% - 32.3%	Decrease
CM Advisors Small Cap Value Fund	Preferred Stocks	$51,531	Discount from Common Stock/Broker Quotes	Discount Percentage	9.5% - 32.3%	Decrease

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2014:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$115,040,343	$11,460,489	$120,097,962

Gross unrealized appreciation	$27,118,870	$2,267,153	$4,388,151
Gross unrealized depreciation	(5,566,560)	(357,741)	(92,912)

Net unrealized appreciation	$21,552,310	$1,909,412	$4,295,239

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies within the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.  As of May 31, 2014, CM Advisors Small Cap Value Fund had 33.5% of the value of its net assets invested in stocks within the Industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 28, 2014

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 28, 2014

*	Print the name and title of each signing officer under his or her signature.